UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar or Quarter Ended:	June 30, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:	        Earl M. Foster Associates
Address:	7241 S.W. 168 Street
		Suite C
		Miami, FL  33157

Form 13F File Number:	28-12428

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Earl M. Foster
Title:		President
Phone:		305-232-4000
Signature, Place and Date of Signing:
Earl M. Foster, Miami, FL, 8/04/08

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this Reporting manger are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this Report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the Holdings for this reporting manager are reported in this Report and a portion are reported by other reporting
Manager(s).)

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 48
Form 13F Information Table Value Total: 65,842 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE

FORM 13F NAME OF REPORTING MGR - EARL M. FOSTER ASSOCIATES


COL. 1                           COL. 2          COL. 3     COL. 4      COL. 5                       COL. 6   COL. 7 COL.8
NAME OF ISSUER                   CLASS           CUSIP      MKT.VALUE   SHARES    SH/PRN  PUT/CALL   INVSTMT  OTHER   AUTH.
                                                            (x$1,000)                                DSCRETN  MGRS.

AT&T INC                         com             00206r102   2,608       77,407                        sole             sole
BANK OF AMERICA                  com             060505104     950       39,802                        sole             sole
BLDRS INDEX FDS TR               emer mk 50 adr  09348R300   1,744       34,100                        sole             sole
BOEING CO.                       com             097023105   1,441       21,925                        sole             sole
CARNIVAL CORP CL A               paired ctf      143658300   1,839       55,790                        sole             sole
CHEVRON TEXACO                   com             166764100   3,066       30,929                        sole             sole
CISCO SYSTEMS, INC.              com             17275R102   1,435       61,705                        sole             sole
CITIGROUP                        com             172967101     174       10,410                        sole             sole
COGNIZANT TECHNOLOGY SOLUTIONS   cl a            192446102   1,725       53,055                        sole             sole
COLGATE PALMOLIVE CO.            com             194162103     404        5,850                        sole             sole
COVENTRY HEALTH                  com             222862104   1,203       39,555                        sole             sole
CVS CAREMARK CORP.               com             126650100   1,832       46,291                        sole             sole
DUKE REALTY CORPORATION          com             264411505     999       44,500                        sole             sole
EXXON MOBIL                      com             30231g102     744        8,444                        sole             sole
FORD MOTOR                       com             345370860      87       18,077                        sole             sole
FRANKLIN STREET PROPERTIES       com             35471R106     449       35,550                        sole             sole
GENERAL ELECTRIC                 com             369604103   3,150      118,017                        sole             sole
GENERAL MOTORS                   com             370442105     115       10,000                        sole             sole
HOSPITALITY PROPERTY TRUSTS      com sh ben int  44106M102     968       39,585                        sole             sole
INFOSYS TECHNOLOGIES LTD         spons adr       456788108   1,628       37,460                        sole             sole
IBM CORP                         com             459200101   2,688       22,674                        sole             sole
ISHARES TRUST                    s&p500 grw      464287309     415        6,509                        sole             sole
ISHARES TRUST                    msci emerg mkt  464287234     205        1,510                        sole             sole
ISHARES TRUST                    msci grw indx   464288885     271        3,835                        sole             sole
ISHARES TRUST                    7-10yr trs bd   464287440     216        2,450                        sole             sole
JOHN HANCOCK INVS TR             com             410142103     472       26,840                        sole             sole
JOHN HANCOCK PAT PREM            com sh ben int  41013T105     428       47,407                        sole             sole
JOHNSON & JOHNSON                com             478160104   2,339       36,356                        sole             sole
LADENBURG THALMANN FIN           com             50575Q102      44       29,000                        sole             sole
LOWE'S CO.                       com             548661107     762       36,716                        sole             sole
MEDTRONIC INC                    com             585055106   2,441       47,175                        sole             sole
MICROSOFT CORP.                  com             594918104   1,613       58,618                        sole             sole
3M CO                            com             88579Y101   1,926       27,678                        sole             sole
NEWELL RUBBERMAID INC            com             651229106   1,539       91,685                        sole             sole
NOVARTIS AG ADR                  spons adr       66987V109   2,739       49,770                        sole             sole
ORACLE CORP.                     com             68389X105   1,877       89,392                        sole             sole
PAYCHEX INC.                     com             704326107   2,051       65,585                        sole             sole
PEPSICO INC                      com             713448108   2,009       31,598                        sole             sole
POWERSHARES ETF TR               energy sec por  73935X385   2,938       64,915                        sole             sole
POWERSHARES ETF TR               dyn lrg cp grw  73935X609     436       25,724                        sole             sole
PROCTER & GAMBLE CO              com             742718109   2,171       35,707                        sole             sole
PUTNAM PREMIER INCOME TRUST      sh ben int      746853100     250       41,542                        sole             sole
SELECT SECTOR SPDR               sbi healthcare  81369Y209     328       10,715                        sole             sole
SELECT SECTOR SPDR               sbi int-tech    81369y803   1,483       64,735                        sole             sole
STAPLES INC COM                  com             855030102   1,900       79,990                        sole             sole
WAL-MART STORES                  com             931142103   2,414       42,955                        sole             sole
WELLPOINT INC                    com             94973v107   1,829       38,370                        sole             sole
WELLS FARGO & CO.                com             949746101   1,496       62,970                        sole             sole
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